DWS GNMA Fund N-1A Cover	Jan. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Income Trust Deutsche DWS Income Trust
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 27, 2026
Prospectus Date	Feb. 01, 2026